Subsequent Events - Additional Information (Detail) (USD $)	Dec. 31, 2013
Subsequent Event [Line Items]
2014	$ 120,000
2015	269,000
2016	302,000
2017	311,000
2018	320,000
2019 and thereafter	441,000
Lease Commitments [Member] | Second Amendment [Member]
Subsequent Event [Line Items]
2014	300,000
2015	600,000
2016	600,000
2017	600,000
2018	600,000
2019 and thereafter	$ 200,000